Cover Page	Oct. 29, 2026
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Perrigo Company plc
Entity File Number	001-36353
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	The Sharp Building,
Entity Address, Address Line Two	Hogan Place,
Entity Address, City or Town	Dublin 2,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
Country Region	353
City Area Code	1
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001585364
Amendment Flag	false
Ordinary shares, €0.001 par value
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
5.150% Notes due 2030
Entity Listings [Line Items]
Title of 12(b) Security	5.150% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
5.375% Notes due 2032
Entity Listings [Line Items]
Title of 12(b) Security	5.375% Notes due 2032
Trading Symbol	PRGO32B
Security Exchange Name	NYSE
6.125% Notes due 2032
Entity Listings [Line Items]
Title of 12(b) Security	6.125% Notes due 2032
Trading Symbol	PRGO32A
Security Exchange Name	NYSE
5.300% Notes due 2043
Entity Listings [Line Items]
Title of 12(b) Security	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
4.900% Notes due 2044
Entity Listings [Line Items]
Title of 12(b) Security	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE